Nonrecognized Subsequent Event (Details)	Dec. 31, 2014	Feb. 28, 2015
Ceragon Venezuela [Member]
Subsequent Event [Line Items]
Percentage Of Entity Consolidated Total Assets Represented	1.00%
Percentage Of Entity Consolidated Revenues Represented	1.00%
Percentage Of Entity Consolidated Total Net Loss Represented	15.00%
Subsidiaries Other Than Ceragon Venezuela [Member]
Subsequent Event [Line Items]
Percentage Of Entity Consolidated Total Assets Represented	1.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Foreign Currency Exchange Rate, Translation		1.700